POST-EMPLOYMENT BENEFITS - Composition of Plan Assets (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,689	$ 1,472
Debt securities	1,087	967
Other - cash	15	10
Total fair value of plan assets	$ 2,791	$ 2,449